Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Property, Plant and Equipment (Including Assets Held Under Finance Leases)

Property, plant and equipment (including assets held under finance leases) comprise:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings & other	Property, plant & equipment in process	Total
Gross value at January 1, 2015	372	6,915	9,419	2,215	1,959	20,880
Changes in scope of consolidation	(4)	1	(8)	1	(22)	(32)

Acquisitions and other increases	-	11	76	59	1,172	1,318

Disposals and other decreases	(3)	(4)	(17)	(126)	(23)	(173)

Currency translation differences	5	144	122	24	25	320

Transfers(a)	(1)	269	463	228	(1,083)	(124)

Reclassification of the Animal Health business(b)	(33)	(604)	(313)	(54)	(76)	(1,080)
Gross value at December 31, 2015	336	6,732	9,742	2,347	1,952	21,109
Acquisitions and other increases	-	9	48	51	1,232	1,340

Disposals and other decreases	(10)	(111)	(350)	(104)	(37)	(612)

Currency translation differences	1	81	36	(1)	15	132

Transfers(a)	-	247	558	128	(1,025)	(92)
Gross value at December 31, 2016	327	6,958	10,034	2,421	2,137	21,877
Changes in scope of consolidation	22	23	11	6	7	69

Acquisitions and other increases	-	10	63	54	1,267	1,394

Disposals and other decreases	(10)	(124)	(261)	(125)	(111)	(631)

Currency translation differences	(21)	(326)	(278)	(75)	(84)	(784)

Transfers(a)	-	227	576	169	(919)	53
Gross value at December 31, 2017	318	6,768	10,145	2,450	2,297	21,978
Accumulated depreciation & impairment at January 1, 2015	(17)	(2,979)	(5,780)	(1,549)	(159)	(10,484)
Changes in scope of consolidation	6	5	12	-	22	45

Depreciation expense	-	(376)	(607)	(208)	-	(1,191)

Impairment losses, net of reversals	-	(38)	(42)	(11)	(41)	(132)

Disposals and other decreases	-	3	15	122	13	153

Currency translation differences	-	(33)	(49)	(17)	-	(99)

Transfers(a)	-	34	90	(4)	(1)	119

Reclassification of the Animal Health business(b)	-	252	145	26	-	423
Accumulated depreciation & impairment at December 31, 2015	(11)	(3,132)	(6,216)	(1,641)	(166)	(11,166)
Depreciation expense	-	(356)	(595)	(190)	-	(1,141)

Impairment losses, net of reversals	(3)	(31)	(17)	(30)	(78)	(159)

Disposals and other decreases	3	107	348	100	33	591

Currency translation differences	-	(37)	(16)	(2)	(2)	(57)

Transfers(a)	4	22	16	6	26	74
Accumulated depreciation & impairment at December 31, 2016	(7)	(3,427)	(6,480)	(1,757)	(187)	(11,858)
Depreciation expense	-	(329)	(595)	(197)	-	(1,121)

Impairment losses, net of reversals	(11)	(45)	(177)	(6)	(15)	(254)

Disposals and other decreases	-	94	239	117	107	557

Currency translation differences	1	140	147	53	2	343

Transfers(a)	(3)	(45)	(19)	(14)	15	(66)
Accumulated depreciation & impairment at December 31, 2017	(20)	(3,612)	(6,885)	(1,804)	(78)	(12,399)
Carrying amount at December 31, 2015	325	3,600	3,526	706	1,786	9,943

Carrying amount at December 31, 2016	320	3,531	3,554	664	1,950	10,019
Carrying amount at December 31, 2017	298	3,156	3,260	646	2,219	9,579

(a)	This line also includes the effect of the reclassification of assets to Assets held for sale or exchange.

(b)

This line comprises the property, plant and equipment of the Animal Health business, reclassified to Assets held for sale or exchange as of December 31, 2015 in accordance with IFRS 5 (see Notes D.1. and D.36.).

Schedule of Amounts for Items of Property, Plant and Equipment Held under Finance Leases

The table below shows amounts for items of property, plant and equipment held under finance leases:

(€ million)	2017	2016	2015
Land	4	3	3

Buildings	102	102	101

Other	9	8	8
Total gross value	115	113	112
Accumulated depreciation and impairment	(87)	(79)	(69)
Carrying amount	28	34	43

Schedule of Future Minimum Lease Payment Schedule

As of December 31, 2017, the payment schedule is as follows:

	Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Finance lease obligations

∎ principal	32	11	6	6	9

∎ interest	7	2	2	2	1
Total	39	13	8	8	10